Vessels, net - Consolidated Statement of Comprehensive Income/ (loss) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels depreciation	$ 2,635
Depreciation on office furniture and equipment	20
Depreciation of right of use asset	171	$ 56
Total	$ 2,826	$ 1,492